Fresh Start Accounting - Fresh Start Adjustments, Net Change in Accumulated Deficit (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 05, 2021	Feb. 05, 2021	Dec. 31, 2020	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets			$ 80,322	$ 45,026
Intangible assets				61,849
Property and equipment, net			3,577,069	1,478,700
Other assets			84,584	77,247
Other current liabilities			(49,820)	(41,136)
Less: Fair value of debt				(216,000)
Other liabilities			(108,039)	(95,226)
Accumulated other comprehensive income (loss)			58,012	(5,389)
Reorganization items, net		$ 252,051	23,930
Retained earnings (accumulated deficit)			(1,070,683)	101,982
Noble Finance Company [Member]
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets	$ 32,681	32,681	50,469	36,545
Intangible assets	113,389	113,389		61,849
Property and equipment, net	1,155,725	1,155,725	3,577,069	1,478,700
Other assets	70,420	70,420	84,584	77,247
Other current liabilities	(33,635)	(33,635)	(49,820)	(40,949)
Less: Fair value of debt	(393,500)	(393,500)		(216,000)
Other liabilities	(86,743)	(86,743)	(108,039)	(94,998)
Accumulated other comprehensive income (loss)	0	0	58,012	(5,389)
Reorganization items, net		195,395	50,778
Retained earnings (accumulated deficit)	0	0	$ (948,219)	$ 70,494
Noble Finance Company [Member] | Fresh Start Adjustments
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets	(10,073)	(10,073)
Intangible assets	113,389	113,389
Property and equipment, net	(2,410,903)	(2,410,903)
Other assets	(10,503)	(10,503)
Other current liabilities	52,613	52,613
Less: Fair value of debt	(41,446)	(41,446)
Deferred income taxes	(9,829)	(9,829)
Other liabilities	26,405	26,405
Accumulated other comprehensive income (loss)	(57,904)	(57,904)
Reorganization items, net	(2,348,251)
Tax impact of fresh start adjustments	(19,721)
Retained earnings (accumulated deficit)	$ (2,367,972)	$ (2,367,972)